Note 14 - Employee Benefits (Details Textual) - USD ($)		12 Months Ended
	May 10, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		$ 251,068	$ 185,356
Share-based Payment Arrangement, Nonvested Award, Option, Cost Not yet Recognized, Amount		$ 0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		400	24,600
Share-based Payment Arrangement, Option [Member]
Payments For Stock Options Exercised		$ 0	$ 85,000
Restricted Stock [Member]
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture, Total		29,130	22,702
Share-based Payment Arrangement, Expense		$ 184,000	$ 191,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Average Total Shareholder Annual Return, Percentage		10.00%	8.00%
Share-based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount		$ 715,000
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition		1 year 302 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value		$ 265,000	$ 205,000
Retirement Plan [Member]
Defined Contribution Plan Employer Voluntary Matching Bank Contribution		50.00%	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay		6.00%	6.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		6 years
Defined Benefit Plan, Plan Assets, Contributions by Employer		$ 319,000	$ 306,000
Retirement Plan [Member] | Middlefield Banking Company [Member]
Defined Contribution Plan Annual Vesting Percentage		20.00%
Retirement Plan [Member] | Liberty Bank, N.A. [Member]
Deferred Compensation Arrangement with Individual, Requisite Service Period		3 years
Executive Deferred Compensation Plan [Member] | Middlefield Banking Company [Member]
Deferred Compensation Arrangement with Individual, Recorded Liability		$ 615,000	504,000
Defined Contribution Plan, Employer Discretionary Contribution Amount		$ 85,000	$ 98,000
Stock Option and Restricted Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized				320,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term				10 years
Shares, Outstanding, Ending Balance		14,500
The 2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	448,000
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		386,188
Omnibus Equity Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		0	0
Share-based Payment Arrangement, Expensed and Capitalized, Amount, Total		$ 265,000	$ 215,000